Cover	Jun. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	0-12114
Entity Registrant Name	CADIZ INC.
Entity Central Index Key	0000727273
Entity Tax Identification Number	77-0313235
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 S. Hope Street
Entity Address, Address Line Two	Suite 2850
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(231)
Local Phone Number	271-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CDZI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false